Cover	Oct. 20, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2021
Entity File Number	333-204486
Entity Registrant Name	SIGYN THERAPEUTICS, INC.
Entity Central Index Key	0001642159
Entity Tax Identification Number	47-2573116
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2468 Historic Decatur Road,
Entity Address, Address Line Two	Suite 140
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92106
City Area Code	619
Local Phone Number	368.2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true